Leases - Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	¥ 164,483	¥ 268,321	¥ 179,515
Short-term lease cost	275	420	4,249
Variable cost	973	9,166	6,396
Cash paid for operating leases	180,561	265,997	168,943
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 76,040	¥ 269,601	¥ 448,148